Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | C000005553
Average Annual Return [Line Items]
Average Annual Return, Percent	3.33%	1.43%		2.46%
Without Sales Load [Member] | C000117204
Average Annual Return [Line Items]
Average Annual Return, Percent	3.07%	1.18%		2.20%
Without Sales Load [Member] | C000211686
Average Annual Return [Line Items]
Average Annual Return, Percent	3.35%	1.54%	2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%		2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%		2.42%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	1.16%	2.25%